UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Global Equity Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais
Aspiriant Global Equity Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: May 31, 2013

Item 1.  Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK – 90.2%
	AUSTRALIA – 1.9%
10,103	Adelaide Brighton Ltd.	$31,914
5,100	Alumina Ltd.*	4,937
103,488	Arrium Ltd.	78,154
3,141	Asciano Ltd.	15,051
350	ASX Ltd.	12,472
5,483	Australia & New Zealand Banking Group Ltd.	143,026
9,863	Bank of Queensland Ltd.	82,292
4,430	Bendigo and Adelaide Bank Ltd.	41,570
5,297	BHP Billiton Ltd. - ADR	172,929
5,752	Bradken Ltd.	25,361
5,105	Brambles Ltd.	44,469
1,359	Caltex Australia Ltd.	28,986
5,923	CFS Retail Property Trust - REIT	11,355
13,713	Challenger Ltd.*	52,643
3,266	Commonwealth Bank of Australia	207,495
883	Computershare Ltd.	9,379
2,382	CSL Ltd.	135,537
13,622	Dexus Property Group - REIT	14,272
30,737	Downer EDI Ltd.	108,314
3,245	DUET Group	7,189
11,800	Fairfax Media Ltd.	6,914
2,772	Fortescue Metals Group Ltd.	8,650
6,475	Goodman Group - REIT	31,601
4,208	GPT Group - REIT	15,584
1,382	GrainCorp Ltd. - Class A	16,710
4,942	Incitec Pivot Ltd.	13,638
9,241	Insurance Australia Group Ltd.	49,871
3,304	JB Hi-Fi Ltd.*	47,294
2,452	Leighton Holdings Ltd.	40,695
1,065	Lend Lease Group	10,135
11,202	Lynas Corp. Ltd.*	5,882
3,222	Macquarie Group Ltd.	131,382
12,614	Mirvac Group - REIT	20,106
43,692	Myer Holdings Ltd.	101,681
5,122	National Australia Bank Ltd.	140,910
3,430	Newcrest Mining Ltd.	46,860
8,704	Primary Health Care Ltd.	42,327
68,000	Qantas Airways Ltd.*	102,862
111	Ramsay Health Care Ltd.	3,669
3,807	Regis Resources Ltd.*	14,505
494	Rio Tinto Ltd.	25,591
238	Santos Ltd.	2,940
3,740	Seven West Media Ltd.	7,819
3,950	Sims Metal Management Ltd.	36,316

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
1,327	Sonic Healthcare Ltd.	$17,996
20,669	Spark Infrastructure Group	34,473
8,294	Stockland - REIT	28,763
10,021	Suncorp Group Ltd.	118,651
7,599	Tabcorp Holdings Ltd.	23,822
21,079	Tatts Group Ltd.	64,470
33,395	Telstra Corp. Ltd.	151,000
60,639	Transfield Services Ltd.	53,108
1,339	Wesfarmers Ltd.	50,029
7,957	Westfield Group - REIT	87,336
10,968	Westfield Retail Trust - REIT	32,187
6,470	Westpac Banking Corp.	174,372
1,767	Woodside Petroleum Ltd.	60,226
4,371	Woolworths Ltd.	137,434
		3,185,154

	AUSTRIA – 0.1%
558	CA Immobilien Anlagen A.G.*	7,534
506	Conwert Immobilien Invest S.E.	5,903
3,185	Oesterreichische Post A.G.	130,329
931	Wienerberger A.G.	11,673
		155,439

	BELGIUM – 0.5%
145	Ackermans & van Haaren N.V.	12,640
3,593	Anheuser-Busch InBev N.V.	330,863
138	Befimmo SCA Sicafi - REIT*	9,165
144	Cofinimmo - REIT*	16,560
1,172	Colruyt S.A.	59,830
681	D'Ieteren N.V. S.A.	30,094
771	Delhaize Group S.A.	49,165
1,816	Solvay S.A.	262,123
207	ThromboGenics N.V.*	8,594
		779,034

	BERMUDA – 2.6%
1,592	African Minerals Ltd.*	6,091
14,400	Aircastle Ltd.1	227,808
6,500	Aspen Insurance Holdings Ltd.	238,810
10,800	Axis Capital Holdings Ltd.1	470,448
2,800	Bunge Ltd.	194,880
39,768	BW Offshore Ltd.	52,592
1,000	Cheung Kong Infrastructure Holdings Ltd.	6,932
9,700	Continental Gold Ltd.*	38,641
800	Endurance Specialty Holdings Ltd.	40,264

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	BERMUDA (Continued)
6,300	Energy XXI Bermuda Ltd.	$160,839
12,100	Esprit Holdings Ltd.	18,414
5,900	Everest Re Group Ltd.	764,699
4,000	First Pacific Co., Ltd.	5,294
8,000	Giordano International Ltd.	7,562
1,852,000	GOME Electrical Appliances Holding Ltd.*	189,570
5,144	Gulf Keystone Petroleum Ltd.*	12,323
6,600	Helen of Troy Ltd.*	261,822
4,075	Hiscox Ltd.	34,271
39,300	Marvell Technology Group Ltd.1	426,012
59,000	Noble Group Ltd.	48,195
3,000	NWS Holdings Ltd.	5,222
4,000	Orient Overseas International Ltd.	25,069
1,900	Orient-Express Hotels Ltd. - Class A*	22,496
2,343	Petra Diamonds Ltd.*	4,083
3,400	Platinum Underwriters Holdings Ltd.	194,140
6,700	Signet Jewelers Ltd.	459,017
9,000	Validus Holdings Ltd.1	324,990
1,200	VTech Holdings Ltd.	17,638
13,000	Yue Yuen Industrial Holdings Ltd.	37,879
		4,296,001

	BRAZIL – 2.3%
43,800	CCR S.A.*	399,595
3,700	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	181,892
14,700	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	186,984
27,866	Cia Energetica de Minas Gerais - ADR	290,364
1,500	Cia Hering	26,956
840	Cielo S.A.	21,571
10,100	Companhia de Bebidas das Americas (AmBev) - ADR	384,507
34,400	CPFL Energia S.A.	361,539
14,100	EcoRodovias Infraestrutura e Logistica S.A.	111,586
67,600	EDP - Energias do Brasil S.A.*	399,262
7,500	Light S.A.	60,825
8,295	Localiza Rent a Car S.A.*	127,496
29,400	MMX Mineracao e Metalicos S.A.*	23,061
14,400	Natura Cosmeticos S.A.	341,007
2,000	Raia Drogasil S.A.	21,458
29,000	Souza Cruz S.A.	393,608
8,600	Telefonica Brasil S.A. - ADR	212,506
16,900	Tractebel Energia S.A.*	291,556
		3,835,773

	CANADA – 2.8%
7,600	Advantage Oil & Gas Ltd.*	32,988

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
1,300	Aecon Group, Inc.	$13,969
500	AGF Management Ltd. - Class B	5,493
1,700	Agnico Eagle Mines Ltd.	55,259
1,400	Agrium, Inc.	129,447
4,500	Aimia, Inc.	64,456
4,300	Alacer Gold Corp.	9,291
300	Allied Properties REIT - REIT	9,705
600	ARC Resources Ltd.	16,610
500	Artis REIT - REIT	7,861
400	Astral Media, Inc. - Class A	18,751
800	Atco Ltd. - Class I	71,763
600	Athabasca Oil Corp.*	4,248
1,000	Aurizon Mines Ltd.*	3,704
3,600	Bank of Montreal	213,101
900	Bank of Nova Scotia	51,252
900	Bankers Petroleum Ltd.*	2,561
200	Baytex Energy Corp.	7,593
200	Boardwalk REIT - REIT	11,768
300	Bonavista Energy Corp.	4,720
200	Bonterra Energy Corp.	9,933
1,300	Brookfield Asset Management, Inc. - Class A	45,843
600	Brookfield Office Properties, Inc.	10,313
500	Calloway REIT - REIT	13,557
500	Canaccord Financial, Inc.	3,019
400	Canadian Apartment Properties REIT - REIT	9,503
300	Canadian Energy Services & Technology Corp.	4,424
1,700	Canadian Imperial Bank of Commerce	128,474
1,000	Canadian National Railway Co.	101,481
2,700	Canadian Natural Resources Ltd.	80,473
800	Canadian Pacific Railway Ltd.	106,363
300	Canadian REIT - REIT	12,663
5,000	Capstone Infrastructure Corp.	19,822
17,500	Capstone Mining Corp.*	38,486
5,900	Celestica, Inc.*	54,405
300	CI Financial Corp.	8,733
1,200	Cineplex, Inc.	39,643
600	CML HealthCare, Inc.	4,404
22,000	Colossus Minerals, Inc.*	37,560
600	Cominar REIT - REIT	13,039
58,000	Connacher Oil and Gas Ltd.*	4,196
900	Corus Entertainment, Inc.	20,843
900	Crescent Point Energy Corp.	32,588
400	Davis + Henderson Corp.	9,059
500	Dominion Diamond Corp.*	7,615

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
300	Dream Unlimited Corp. - Class A*	$3,935
300	Dundee Corp. - Class A*	6,803
400	Dundee REIT - Class A - REIT	13,153
1,400	Eldorado Gold Corp.	11,316
500	Empire Co., Ltd.	32,409
500	Enerflex Ltd.	6,414
400	Enerplus Corp.	6,239
2,300	Ensign Energy Services, Inc.	37,647
600	Extendicare, Inc.	4,126
900	First Capital Realty, Inc.	16,789
200	FirstService Corp.*	6,366
18,400	Fortuna Silver Mines, Inc.*	58,745
300	Franco-Nevada Corp.	12,518
1,000	Freehold Royalties Ltd.	22,985
18,200	Gabriel Resources Ltd.*	24,401
200	Genivar, Inc.	4,811
1,400	Genworth MI Canada, Inc.	32,909
2,000	Gibson Energy, Inc.	48,536
1,900	Goldcorp, Inc.	56,391
600	Great-West Lifeco, Inc.	16,772
800	Guyana Goldfields, Inc.*	1,157
300	H&R REIT - REIT	6,687
3,700	HudBay Minerals, Inc.	29,443
5,000	Husky Energy, Inc.	141,259
200	IGM Financial, Inc.	9,375
300	Imperial Metals Corp.*	3,183
2,100	Imperial Oil Ltd.	82,015
2,400	Industrial Alliance Insurance & Financial Services, Inc.	90,352
600	Innergex Renewable Energy, Inc.	5,776
300	InnVest REIT - REIT	1,374
600	Jean Coutu Group PJC, Inc. - Class A	9,821
300	Keyera Corp.	17,333
400	Killam Properties, Inc.	4,676
9,400	Kinross Gold Corp.	61,654
700	Laurentian Bank of Canada	29,809
300	Linamar Corp.	8,415
2,300	Lions Gate Entertainment Corp.*1	66,240
600	Loblaw Cos. Ltd.	28,763
200	MacDonald Dettwiler & Associates Ltd.	13,452
1,200	Magna International, Inc.	80,027
2,600	Major Drilling Group International	17,078
100	Manitoba Telecom Services, Inc.	3,440
600	Maple Leaf Foods, Inc.	7,118
300	MEG Energy Corp.*	8,502

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
200	Methanex Corp.	$8,849
300	Morguard REIT - REIT	5,408
2,200	Mullen Group Ltd.	45,623
14,900	Nevsun Resources Ltd.	53,894
900	New Gold, Inc.*	6,120
300	North West Co., Inc.	7,278
200	Northern Property REIT - REIT	5,922
200	Northland Power, Inc.	3,577
1,800	OceanaGold Corp.*	3,316
700	Onex Corp.	33,111
700	Open Text Corp.	47,634
900	Osisko Mining Corp.*	3,872
2,900	Parkland Fuel Corp.	49,902
400	Pason Systems, Inc.	6,829
900	Penn West Petroleum Ltd.	9,202
1,400	Petrominerales Ltd.	8,264
700	Power Corp. of Canada	19,648
400	Pretium Resources, Inc.*	3,279
700	Quebecor, Inc. - Class B	31,241
4,100	Reitmans Canada Ltd. - Class A	36,185
300	RioCan REIT - REIT	7,958
200	Ritchie Bros Auctioneers, Inc.	4,128
2,500	Rogers Communications, Inc. - Class B	113,335
4,000	Romarco Minerals, Inc.*	1,929
800	RONA, Inc.	8,071
4,600	Royal Bank of Canada	273,005
500	Savanna Energy Services Corp.	3,468
2,700	Shaw Communications, Inc. - Class B	60,185
1,300	ShawCor Ltd.	52,226
3,500	Sherritt International Corp.	15,664
1,100	Silver Standard Resources, Inc.*	8,679
700	Silver Wheaton Corp.	16,603
1,100	SNC-Lavalin Group, Inc.	43,321
2,900	Sun Life Financial, Inc.	84,923
7,100	Suncor Energy, Inc.	215,380
3,200	Superior Plus Corp.	36,792
6,800	Talisman Energy, Inc.	79,560
1,100	Taseko Mines Ltd.*	2,472
700	Teck Resources Ltd.	18,696
14,400	Tesco Corp.*	183,744
3,600	Torex Gold Resources, Inc.*	5,903
2,000	Toronto-Dominion Bank	162,026
300	Tourmaline Oil Corp.*	12,211
1,800	TransCanada Corp.	82,573

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
400	Transcontinental, Inc. - Class A	$4,753
1,200	TransForce, Inc.	23,219
700	TransGlobe Energy Corp.*	5,158
5,600	Trinidad Drilling Ltd.	39,593
800	Turquoise Hill Resources Ltd.*	5,340
600	Uranium Participation Corp.*	2,934
700	Valeant Pharmaceuticals International, Inc.*	64,406
200	Vermilion Energy, Inc.	10,078
100	Wajax Corp.	3,158
100	Whitecap Resources, Inc.	1,055
7,300	Wi-Lan, Inc.	31,052
1,500	Yamana Gold, Inc.	17,680
		4,791,625

	CAYMAN ISLANDS – 0.5%
6,500	AAC Technologies Holdings, Inc.	36,644
500	ASM Pacific Technology Ltd.	5,929
123,000	Belle International Holdings Ltd.	187,844
14,400	Fresh Del Monte Produce, Inc.	385,488
50,000	Geely Automobile Holdings Ltd.	24,571
52,867	Polarcus Ltd.*	52,923
6,000	Sands China Ltd.	31,656
2,300	Tencent Holdings Ltd.	90,530
8,000	Tingyi Cayman Islands Holding Corp.	20,544
10,000	Wynn Macau Ltd.	29,471
		865,600

	CHILE – 1.0%
14,900	Banco Santander Chile - ADR	362,815
63,245	Cencosud S.A.	334,362
23,100	Enersis S.A. - ADR	387,156
35,700	S.A.C.I. Falabella	408,965
4,900	Sociedad Quimica y Minera de Chile S.A. - ADR	227,507
		1,720,805

	CHINA – 0.5%
8,000	China Shenhua Energy Co., Ltd. - Class H	25,996
120,000	China Telecom Corp. Ltd. - Class H	57,171
146,000	PetroChina Co., Ltd. - Class H	169,130
16,800	Sinopharm Group Co., Ltd. - Class H	45,269
36,000	Tsingtao Brewery Co., Ltd. - Class H	250,284
39,000	Zhuzhou CSR Times Electric Co., Ltd. - Class H	121,606
436,000	Zijin Mining Group Co., Ltd. - Class H	120,552
		790,008

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CURACAO – 0.1%
3,500	Orthofix International N.V.*	$96,740

	DENMARK – 0.2%
7,501	GN Store Nord A/S	143,583
851	NKT Holding A/S	34,450
1,719	Pandora A/S	59,378
909	Sydbank A/S*	20,303
2,319	Topdanmark A/S*	59,096
		316,810

	FINLAND – 0.3%
2,444	Citycon OYJ*	7,746
2,465	Huhtamaki OYJ	46,636
2,207	Metso OYJ	84,422
11,347	Orion OYJ - Class B	279,284
4,317	Ramirent OYJ	41,313
2,221	Sponda OYJ	11,495
810	Tieto OYJ	16,604
1,632	YIT OYJ	31,706
		519,206

	FRANCE – 1.8%
409	Alten S.A.*	15,232
3,818	AXA S.A.	77,084
2,174	BNP Paribas S.A.	127,222
3,148	Cie Generale des Etablissements Michelin	274,727
3,347	Danone S.A.	247,127
12,686	Derichebourg S.A.*	48,946
1,059	Essilor International S.A.	116,516
9,506	Groupe Eurotunnel S.A.	76,502
1,141	Kering	247,947
400	Klepierre - REIT	17,220
25,855	Maurel & Prom Nigeria S.A.*	129,388
246	Nexity S.A.*	8,798
13,609	PagesJaunes Groupe*	32,435
1,305	Plastic Omnium S.A.	69,131
2,181	Renault S.A.	168,330
3,273	Safran S.A.	173,975
3,553	Sanofi	378,850
2,430	Societe BIC S.A.	258,723
1,519	Societe Generale S.A.	60,581
98	Societe Immobiliere de Location pour l'Industrie et le Commerce (SILIC) - REIT	11,565
23,207	Technicolor S.A.*	98,493
2,129	Teleperformance	100,207
6,036	Total S.A.	301,700

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	FRANCE (Continued)
2,217	UBISOFT Entertainment*	$28,983
		3,069,682

	GERMANY – 1.8%
113	Adidas A.G.	12,286
468	Alstria Office REIT A.G. - REIT*	5,659
12,214	Balda A.G.	70,147
1,767	BASF S.E.	171,250
2,781	Bayer A.G.	297,198
2,082	Bayerische Motoren Werke A.G.	197,578
138	BayWa A.G.*	6,944
110	Bertrandt A.G.	11,894
937	Continental A.G.	122,599
1,107	Deutsche Bank A.G.	51,433
474	Deutsche Boerse A.G.	30,558
426	Deutsche Euroshop A.G.	18,396
5,987	Deutsche Lufthansa A.G.*	128,450
9,388	Deutsche Post A.G.	236,577
1,500	Deutsche Wohnen A.G.	27,926
1,951	Drillisch A.G.	31,717
1,346	Duerr A.G.	87,271
5,767	Freenet A.G.*	123,234
111	Fuchs Petrolub A.G.	8,188
175	Gesco A.G.	17,654
1,528	Gildemeister A.G.*	35,048
1,916	Grammer A.G.	65,889
445	GSW Immobilien A.G.	17,358
1,262	Hannover Rueckversicherung S.E.	95,008
2,141	HeidelbergCement A.G.	161,368
18,000	Heidelberger Druckmaschinen A.G.*	44,467
823	Hochtief A.G.	57,425
1,080	IVG Immobilien A.G.*	538
1,464	Merck KGaA	231,713
825	Muenchener Rueckversicherungs A.G.	153,883
4,412	Nordex S.E.*	33,774
1,938	Stada Arzneimittel A.G.	84,752
7,511	Suedzucker A.G.	254,136
1,083	Symrise A.G.	44,136
1,734	TAG Immobilien A.G.	19,922
		2,956,376

	HONG KONG – 0.7%
34,400	AIA Group Ltd.	152,082
5,000	Cheung Kong Holdings Ltd.	70,416
6,500	China Mobile Ltd.	68,733

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	HONG KONG (Continued)
16,000	China Resources Enterprise Ltd.	$51,977
6,000	CLP Holdings Ltd.	50,561
11,000	Galaxy Entertainment Group Ltd.*	57,102
4,000	Hang Seng Bank Ltd.	64,204
7,000	Henderson Land Development Co., Ltd.	49,063
12,000	Hong Kong & China Gas Co., Ltd.	33,908
2,500	Hong Kong Exchanges and Clearing Ltd.	41,851
1,000	Hopewell Holdings Ltd.	3,601
6,000	Hutchison Whampoa Ltd.	63,519
5,500	Link REIT - REIT	28,366
8,000	New World Development Co., Ltd.	12,679
8,000	PCCW Ltd.	3,795
6,000	Power Assets Holdings Ltd.	52,709
38,000	Sino Land Co., Ltd.	56,315
20,000	SJM Holdings Ltd.	54,258
43,500	Sun Art Retail Group Ltd.	61,559
3,000	Sun Hung Kai Properties Ltd.	39,699
1,500	Swire Pacific Ltd. - Class A	18,992
8,000	Techtronic Industries Co.	20,523
1,900	Television Broadcasts Ltd.	13,796
8,000	Wharf Holdings Ltd.	70,788
7,000	Wheelock & Co., Ltd.	38,958
500	Wing Hang Bank Ltd.	4,789
		1,184,243

	INDIA – 0.1%
3,500	Dr Reddy's Laboratories Ltd. - ADR	129,395

	INDONESIA – 0.8%
215,000	Bank Central Asia Tbk P.T.	226,077
102,000	Bank Mandiri Persero Tbk P.T.	100,728
65,500	Indo Tambangraya Megah Tbk P.T.	199,986
277,000	Perusahaan Gas Negara Persero Tbk P.T.	155,271
175,500	Semen Indonesia Persero Tbk P.T.	321,732
288,000	Telekomunikasi Indonesia Persero Tbk P.T.	323,376
		1,327,170

	IRELAND – 0.9%
7,100	Accenture PLC - Class A1	582,981
1,800	Alkermes PLC*	56,250
1,300	Eaton Corp. PLC	85,878
6,400	Ingersoll-Rand PLC1	368,192
2,856	James Hardie Industries PLC	26,936
10,700	Seagate Technology PLC1	460,956
		1,581,193

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	ISRAEL – 0.0%
558	Clal Industries Ltd.	$2,150
544	Gazit-Globe Ltd.	7,338
66,257	Oil Refineries Ltd.*	29,517
243	Osem Investments Ltd.	4,850
463	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	21,817
324	Strauss Group Ltd.	5,219
		70,891

	ITALY – 0.6%
2,521	Assicurazioni Generali S.p.A.	46,906
4,069	Banca Generali S.p.A.	88,087
5,645	Banca Popolare dell'Emilia Romagna Scrl*	47,230
8,185	Beni Stabili S.p.A. - REIT	5,695
2,660	Brembo S.p.A.	43,993
2,464	De'Longhi S.p.A.	37,872
41,294	Enel S.p.A.	155,427
10,192	Eni S.p.A.	231,782
1,799	ERG S.p.A.	18,186
1,917	Impregilo S.p.A.	7,578
1,376	Indesit Co. S.p.A.	11,255
2,999	Prysmian S.p.A.	63,834
8,463	Recordati S.p.A.	89,577
3,199	Safilo Group S.p.A.*	61,125
1,795	Salvatore Ferragamo Italia S.p.A.	56,132
8,260	Sorin S.p.A.*	22,820
8,809	UniCredit S.p.A.	49,438
		1,036,937

	JAPAN – 5.5%
7,000	77 Bank Ltd.	29,648
115	Access Co., Ltd.*	101,053
42	Accordia Golf Co., Ltd.	44,416
11	Advance Residence Investment Corp. - REIT	22,755
1,800	Aiful Corp.*	17,490
2,000	Ajinomoto Co., Inc.	27,536
1,100	Alfresa Holdings Corp.*	57,160
3,300	Aoyama Trading Co., Ltd.	91,240
2,600	Arcs Co., Ltd.*	45,805
300	Arnest One Corp.	5,430
2,100	Astellas Pharma, Inc.	107,239
1,500	Avex Group Holdings, Inc.*	45,939
1,000	Awa Bank Ltd.*	5,098
1,000	Canon Marketing Japan, Inc.	13,595
1,600	Canon, Inc.	54,670
300	Capcom Co., Ltd.	4,790

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
1,300	Central Japan Railway Co.	$143,127
300	Century Tokyo Leasing Corp.	7,610
2,700	Chiyoda Co., Ltd.	67,591
2,000	Chiyoda Corp.	21,508
5,700	Chubu Electric Power Co., Inc.	73,653
3,400	Chugai Pharmaceutical Co., Ltd.	68,118
5,000	Chugoku Marine Paints Ltd.	22,563
5,300	CKD Corp.	40,531
100	Cocokara Fine, Inc.	3,221
500	Colowide Co., Ltd.*	4,498
6,000	Dai Nippon Printing Co., Ltd.	51,075
400	Daibiru Corp.	4,632
4,000	Daifuku Co., Ltd.*	34,780
1,800	Daiichi Sankyo Co., Ltd.	29,553
1,600	Daiichikosho Co., Ltd.*	40,950
3,000	Daikyo, Inc.	8,945
1,000	Daio Paper Corp.*	5,613
2,000	Daishi Bank Ltd.*	6,417
200	Daito Trust Construction Co., Ltd.	18,614
1,000	Daiwa House Industry Co., Ltd.	18,898
2	Daiwa Office Investment Corp. - REIT	7,709
3,000	Daiwa Securities Group, Inc.	24,539
3	Daiwahouse Residential Investment Corp. - REIT	11,515
15,000	Denki Kagaku Kogyo KK*	49,773
8,000	DIC Corp.	18,381
100	Earth Chemical Co., Ltd.*	3,342
2,600	East Japan Railway Co.	192,531
100	FP Corp.*	6,287
2	Frontier Real Estate Investment Corp. - REIT*	18,403
39,000	Fuji Electric Co., Ltd.	126,887
3,000	Fuji Heavy Industries Ltd.	67,571
400	Fuji Machine Manufacturing Co., Ltd.	3,253
700	Fuji Oil Co., Ltd.*	10,684
1,400	Fuji Seal International, Inc.*	37,230
100	Fuji Soft, Inc.*	2,155
11,000	Fukuoka Financial Group, Inc.	44,640
1	Fukuoka REIT Co. - REIT*	7,605
1,000	Fukuyama Transporting Co., Ltd.*	5,107
100	Fuyo General Lease Co., Ltd.*	3,676
40	Geo Holdings Corp.*	37,800
1	Global One Real Estate Investment Corp. - REIT*	5,719
4,400	GMO internet, Inc.*	41,921
2,000	Godo Steel Ltd.*	3,228
100	Goldcrest Co., Ltd.	2,137

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
8,100	Gulliver International Co., Ltd.	$50,626
1	Hankyu REIT, Inc. - REIT	5,309
9,500	Haseko Corp.*	12,342
300	Heiwa Real Estate Co., Ltd.*	5,369
4	Heiwa Real Estate REIT, Inc. - REIT	2,694
1,000	Higo Bank Ltd.	5,784
6,000	Hino Motors Ltd.	85,131
1,100	HIS Co., Ltd.*	43,947
700	Hogy Medical Co., Ltd.	38,877
2,000	Hokkoku Bank Ltd.	6,591
500	Hokuetsu Kishu Paper Co., Ltd.	2,182
800	Honda Motor Co., Ltd.	29,700
1,000	Hyakugo Bank Ltd.	3,922
1,000	Hyakujushi Bank Ltd.*	3,071
100	IBJ Leasing Co., Ltd.*	3,135
34,000	IHI Corp.	124,357
500	Iino Kaiun Kaisha Ltd.	2,763
1	Industrial & Infrastructure Fund Investment Corp. - REIT	9,277
1,000	Iseki & Co., Ltd.	3,289
5,000	Isuzu Motors Ltd.	37,120
4,900	IT Holdings Corp.*	68,319
2,200	ITOCHU Corp.	27,264
9,000	Itoham Foods, Inc.*	39,199
1,000	Iwatani Corp.*	3,741
14,000	J Front Retailing Co., Ltd.*	96,102
12,000	Jaccs Co., Ltd.*	62,236
300	Japan Airport Terminal Co., Ltd.*	3,763
2	Japan Excellent, Inc. - REIT*	11,505
1	Japan Logistics Fund, Inc. - REIT	9,240
2	Japan Real Estate Investment Corp. - REIT	19,692
4	Japan Retail Fund Investment Corp. - REIT	7,594
2,800	Japan Tobacco, Inc.	95,292
1,300	JFE Holdings, Inc.	26,716
5,000	JGC Corp.	165,890
1,700	JSR Corp.	32,921
2,000	Juroku Bank Ltd.*	7,180
3,100	JX Holdings, Inc.	15,061
1,000	Kagoshima Bank Ltd.	6,130
4,000	Kaken Pharmaceutical Co., Ltd.	58,354
3,000	Kandenko Co., Ltd.*	12,367
5,500	Kansai Electric Power Co., Inc.*	64,748
2,200	Kao Corp.	68,943
3,000	Keisei Electric Railway Co., Ltd.*	25,437
3,000	Keiyo Bank Ltd.*	14,739

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
3	Kenedix Realty Investment Corp. - REIT	$11,529
18	Kenedix, Inc.*	9,405
7,000	Kirin Holdings Co., Ltd.	114,024
4,000	Kiyo Holdings, Inc.	5,593
3,000	Koito Manufacturing Co., Ltd.	54,464
500	Kokuyo Co., Ltd.*	3,473
5,000	Komori Corp.	58,705
10,500	Konica Minolta, Inc.	75,004
26,000	Krosaki Harima Corp.	51,760
3,700	KYORIN Holdings, Inc.*	81,580
1,000	Leopalace21 Corp.*	4,521
700	LIXIL Group Corp.	16,687
4,000	Maeda Road Construction Co., Ltd.*	52,793
800	Mandom Corp.*	25,397
2,900	Marui Group Co., Ltd.	26,873
600	Matsui Securities Co., Ltd.*	5,985
900	Matsumotokiyoshi Holdings Co., Ltd.*	22,547
30,000	Mazda Motor Corp.*	115,406
4,300	Medipal Holdings Corp.*	57,336
1,400	Megane TOP Co., Ltd.*	19,297
900	Meitec Corp.	21,025
2	MID REIT, Inc. - REIT*	4,557
5,500	Mitsubishi Chemical Holdings Corp.	26,028
3,000	Mitsubishi Estate Co., Ltd.	73,911
26,000	Mitsubishi Heavy Industries Ltd.	159,150
26,300	Mitsubishi UFJ Financial Group, Inc.	152,632
13,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	63,013
2,000	Mitsui Fudosan Co., Ltd.	55,177
200	Miura Co., Ltd.*	4,502
88,700	Mizuho Financial Group, Inc.	168,877
900	Modec, Inc.	27,529
11	Monex Group, Inc.	4,064
2	Mori Hills REIT Investment Corp. - REIT*	11,776
2	Mori Trust Sogo REIT, Inc. - REIT	15,833
1,000	Morinaga Milk Industry Co., Ltd.	2,844
4,900	Moshi Moshi Hotline, Inc.*	54,174
2,800	MS&AD Insurance Group Holdings	68,677
1,900	Musashino Bank Ltd.*	59,611
900	Namco Bandai Holdings, Inc.	14,588
1,000	Nanto Bank Ltd.*	3,734
35,000	NEC Corp.	81,387
2,500	NEC Networks & System Integration Corp.*	53,425
4,000	NET One Systems Co., Ltd.*	32,906
1,000	Nichias Corp.*	6,401

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
4,600	Nihon Unisys Ltd.*	$41,759
2	Nippon Accommodations Fund, Inc. - REIT*	12,472
2	Nippon Building Fund, Inc. - REIT	20,568
4,000	Nippon Express Co., Ltd.	17,914
1,000	Nippon Paint Co., Ltd.	10,047
800	Nippon Telegraph & Telephone Corp.	39,456
28,000	Nishimatsu Construction Co., Ltd.*	56,816
2,000	Nissan Chemical Industries Ltd.	24,321
500	Nissha Printing Co., Ltd.*	8,751
1,100	NKSJ Holdings, Inc.	24,573
6,900	Nomura Holdings, Inc.	52,319
200	Nomura Real Estate Holdings, Inc.	4,435
1	Nomura Real Estate Residential Fund, Inc. - REIT	5,133
48	NTT DOCOMO, Inc.	70,129
13,000	Obayashi Corp.	62,761
2,000	Ogaki Kyoritsu Bank Ltd.*	5,963
2,000	Oji Holdings Corp.	6,962
100	Okinawa Electric Power Co., Inc.	3,837
1,000	Okumura Corp.	3,599
900	Omron Corp.	26,641
11,500	Orient Corp.*	32,997
2,700	ORIX Corp.	35,807
15	Orix JREIT, Inc. - REIT	16,147
7,000	Osaka Gas Co., Ltd.	28,266
1,000	PanaHome Corp.	6,673
9,100	Panasonic Corp.*	69,352
3,100	Pioneer Corp.*	6,577
780	Point, Inc.	34,688
500	Pola Orbis Holdings, Inc.	15,777
2	Premier Investment Corp. - REIT	7,776
2,000	Press Kogyo Co., Ltd.*	9,627
1,000	Rengo Co., Ltd.	4,936
29,100	Resona Holdings, Inc.	130,530
300	Resorttrust, Inc.*	8,001
400	Rohm Co., Ltd.	14,611
1,100	Round One Corp.*	6,786
300	Ryohin Keikaku Co., Ltd.	22,382
200	Ryosan Co., Ltd.	3,712
200	Sangetsu Co., Ltd.	4,754
1,000	Sanwa Holdings Corp.	5,269
700	Secom Co., Ltd.	35,300
1,000	Seiko Holdings Corp.	4,062
4,000	Seino Holdings Co., Ltd.	30,584
4,000	Sekisui Chemical Co., Ltd.*	39,802

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
1,000	Sekisui House Ltd.	$12,964
1	Sekisui House SI Investment Co. - REIT	4,682
1,000	Senko Co., Ltd.	4,939
1,300	Senshu Ikeda Holdings, Inc.*	6,333
3,500	Seven & I Holdings Co., Ltd.	118,885
1,000	Shiga Bank Ltd.*	5,218
200	Shima Seiki Manufacturing Ltd.*	4,484
200	Shimamura Co., Ltd.*	22,976
400	Shin-Etsu Chemical Co., Ltd.	25,060
7,000	Shindengen Electric Manufacturing Co., Ltd.*	32,508
1,400	Shinko Plantech Co., Ltd.*	10,114
3,000	Shinmaywa Industries Ltd.*	23,575
8,000	Shinsei Bank Ltd.	18,681
7,100	Shionogi & Co., Ltd.	132,737
300	Showa Corp.*	3,696
2,500	Softbank Corp.	124,963
5,600	Sojitz Corp.	9,652
1,700	Sony Financial Holdings, Inc.	24,921
3,000	Sotetsu Holdings, Inc.*	10,107
5,000	Sumitomo Chemical Co., Ltd.	15,699
3,800	Sumitomo Forestry Co., Ltd.	44,677
3,000	Sumitomo Light Metal Industries Ltd.*	3,131
4,000	Sumitomo Metal Mining Co., Ltd.	50,264
4,300	Sumitomo Mitsui Financial Group, Inc.	169,763
11,000	Sumitomo Mitsui Trust Holdings, Inc.	45,067
80	Sumitomo Real Estate Sales Co., Ltd.*	4,484
1,000	Sumitomo Realty & Development Co., Ltd.	38,244
1,000	Sumitomo Warehouse Co., Ltd.	5,336
600	Suzuken Co., Ltd.	19,014
2,700	Suzuki Motor Corp.	65,689
3,800	T&D Holdings, Inc.	45,939
1,700	Tachi-S Co., Ltd.*	24,801
2,000	Tadano Ltd.*	23,331
2,000	Taihei Dengyo Kaisha Ltd.*	12,133
36,000	Taisei Corp.	112,998
300	Takasago Thermal Engineering Co., Ltd.*	2,444
11,000	Takashimaya Co., Ltd.	102,157
8,000	Takuma Co., Ltd.*	61,502
300	THK Co., Ltd.*	6,368
4,000	Toagosei Co., Ltd.*	16,435
2,000	Toho Holdings Co., Ltd.	35,874
900	Tohoku Electric Power Co., Inc.*	10,520
2,100	Tokai Rika Co., Ltd.*	38,745
1,200	Tokai Tokyo Financial Holdings, Inc.	8,129

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
50	Token Corp.*	$2,509
1,500	Tokio Marine Holdings, Inc.	43,188
2,800	Tokyo Electric Power Co., Inc.*	16,770
14,000	Tokyo Gas Co., Ltd.	75,277
4,000	Tokyo Tatemono Co., Ltd.*	29,963
1,000	Tokyu Land Corp.	9,037
2	Tokyu REIT, Inc. - REIT	11,625
1	Top REIT, Inc. - REIT	4,471
3,600	Toppan Forms Co., Ltd.*	31,258
3,000	Toshiba Corp.	14,114
3,000	Toshiba Machine Co., Ltd.	15,372
5,000	Toshiba TEC Corp.	25,497
2,000	TOTO Ltd.	20,665
3,000	Toyo Construction Co., Ltd.	7,782
2,000	Toyo Ink SC Holdings Co., Ltd.*	9,038
1,200	Toyo Seikan Group Holdings Ltd.	16,773
1,000	Toyo Tire & Rubber Co., Ltd.	5,492
2,600	Toyota Boshoku Corp.	36,948
4,200	Toyota Motor Corp.	245,109
1,000	Toyota Tsusho Corp.	26,461
1,700	TS Tech Co., Ltd.*	53,258
600	Tsuruha Holdings, Inc.	48,307
2,500	TV Asahi Corp.*	46,071
18,000	Ube Industries Ltd.	34,783
200	United Arrows Ltd.	7,356
22	United Urban Investment Corp. - REIT	28,219
1,400	Universal Entertainment Corp.	25,526
2,000	Wacom Co., Ltd.	24,709
2,200	West Japan Railway Co.	91,497
189	Yahoo Japan Corp.	85,628
2,000	Yokohama Rubber Co., Ltd.	20,035
3	Yoshinoya Holdings Co., Ltd.*	3,222
		9,222,044

	JERSEY – 0.2%
1,894	Atrium European Real Estate Ltd.	11,201
29,394	Beazley PLC	104,843
27,936	Centamin PLC*	16,412
22,928	Glencore Xstrata PLC	111,506
2,085	Informa PLC	15,965
485	Kentz Corp. Ltd.	2,917
14,286	Regus PLC	36,064
2,251	Wolseley PLC	114,456
		413,364

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	LUXEMBOURG – 0.0%
769	GAGFAH S.A.*	$9,524

	MALAYSIA – 2.6%
113,900	AMMB Holdings Bhd*	269,931
153,500	Axiata Group Bhd	333,750
62,300	CIMB Group Holdings Bhd	166,772
182,000	DiGi.Com Bhd	278,708
8,400	Genting Bhd	27,369
42,500	Kuala Lumpur Kepong Bhd	290,327
136,500	Malayan Banking Bhd	448,779
191,300	Maxis Bhd	417,364
202,100	Petronas Chemicals Group Bhd	430,105
80,000	Public Bank Bhd	434,940
122,900	Sime Darby Bhd	373,692
238,400	Telekom Malaysia Bhd	422,335
168,600	Tenaga Nasional Bhd	454,049
		4,348,121

	MALTA – 0.0%
1,178	Unibet Group PLC*	37,927

	MEXICO – 0.8%
64,400	Alfa S.A.B. de C.V. - Class A	152,001
13,300	America Movil S.A.B. de C.V. - ADR	264,803
2,600	Coca-Cola Femsa S.A.B. de C.V. - ADR	380,484
6,400	Grupo Televisa SAB - ADR	166,912
124,700	Wal-Mart de Mexico S.A.B. de C.V.	368,101
		1,332,301

	NETHERLANDS – 1.6%
1,024	Aalberts Industries N.V.	23,217
1,255	Akzo Nobel N.V.	80,282
970	Arcadis N.V.	27,158
230	ASML Holding N.V.	18,695
437	CSM	9,155
343	Eurocommercial Properties N.V. - REIT	13,629
6,732	European Aeronautic Defence and Space Co. N.V.	387,632
1,490	Heineken Holding N.V.	87,923
9,417	ING Groep N.V.*	87,811
3,693	Koninklijke Ahold N.V.	59,878
16,025	Koninklijke Philips N.V.	453,764
16,300	LyondellBasell Industries N.V. - Class A1	1,086,395
462	Nieuwe Steen Investments N.V. - REIT	3,242
3,010	Nutreco N.V.	127,751
8,111	PostNL N.V.*	21,986
18,177	STMicroelectronics N.V.	169,458

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	NETHERLANDS (Continued)
176	Vastned - REIT	$7,782
190	Wereldhave N.V. - REIT	13,495
		2,679,253

	NEW ZEALAND – 0.1%
12,513	Fletcher Building Ltd.	83,222

	NORWAY – 0.1%
7,788	DNO International A.S.A.*	13,923
93	Fred Olsen Energy A.S.A.	3,904
1,173	Norwegian Air Shuttle A.S.A.*	59,001
3,666	Norwegian Property A.S.A.	5,276
2,721	Petroleum Geo-Services A.S.A.	40,410
69,023	Renewable Energy Corp. A.S.A.*	26,779
1,002	TGS Nopec Geophysical Co. A.S.A.	34,977
932	Tomra Systems A.S.A.	8,338
		192,608

	PANAMA – 0.0%
1,500	Carnival Corp.	49,650

	POLAND – 0.3%
1,395	Bank Pekao S.A.	70,183
30,842	PGE S.A.	169,147
12,323	Powszechna Kasa Oszczednosci Bank Polski S.A.	130,051
1,445	Powszechny Zaklad Ubezpieczen S.A.	201,062
		570,443

	PUERTO RICO – 0.1%
5,600	Popular, Inc.*	168,000

	RUSSIAN FEDERATION – 0.5%
7,600	Gazprom OAO - ADR*	57,532
2,545	Lukoil OAO - ADR	149,010
15,010	MMC Norilsk Nickel OJSC - ADR*	217,945
1,900	Mobile Telesystems OJSC - ADR	36,613
21,378	Rosneft OAO - GDR	140,346
4,614	Tatneft OAO - ADR*	158,459
		759,905

	SINGAPORE – 0.8%
4,000	Ascendas Real Estate Investment Trust - REIT	7,317
13,600	Avago Technologies Ltd.	512,856
4,000	CapitaCommercial Trust - REIT	4,785
13,000	CapitaLand Ltd.	35,369
4,000	CapitaMall Trust - REIT	6,776
43,000	ComfortDelGro Corp. Ltd.	64,633
8,000	DBS Group Holdings Ltd.	108,315

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SINGAPORE (Continued)
11,400	Flextronics International Ltd.*	$85,044
4,000	Global Logistic Properties Ltd.	8,847
10,000	Hutchison Port Holdings Trust - Class U	7,869
8,000	Keppel Corp. Ltd.	66,218
21,000	Keppel Land Ltd.	61,682
400	Keppel REIT - REIT	449
29,000	Olam International Ltd.	40,053
9,000	Oversea-Chinese Banking Corp. Ltd.	73,316
4,000	SATS Ltd.	10,288
2,000	SembCorp Industries Ltd.	7,661
2,000	Singapore Exchange Ltd.	11,663
12,000	Singapore Press Holdings Ltd.	40,485
3,000	Singapore Technologies Engineering Ltd.	9,687
18,000	Singapore Telecommunications Ltd.	53,243
1,000	StarHub Ltd.	3,169
16,000	Suntec Real Estate Investment Trust - REIT	21,807
7,000	United Overseas Bank Ltd.	118,231
1,000	UOL Group Ltd.	5,273
2,000	Venture Corp. Ltd.	11,561
13,000	Wilmar International Ltd.	33,344
		1,409,941

	SOUTH AFRICA – 2.3%
7,016	ABSA Group Ltd.	103,763
4,700	AngloGold Ashanti Ltd. - ADR	85,258
7,789	Aspen Pharmacare Holdings Ltd.	160,261
10,646	Bidvest Group Ltd.	273,389
50,926	FirstRand Ltd.	148,686
19,500	Harmony Gold Mining Co., Ltd. - ADR	81,510
3,862	Impala Platinum Holdings Ltd.	40,481
3,861	Kumba Iron Ore Ltd.	198,016
98,926	Life Healthcare Group Holdings Ltd.	359,643
21,944	Mr Price Group Ltd.	278,461
19,587	MTN Group Ltd.	354,576
1,176	Naspers Ltd. - N Shares	86,577
11,639	Nedbank Group Ltd.	209,595
15,406	Remgro Ltd.	302,236
37,764	Sanlam Ltd.	176,849
510	Sasol Ltd.	22,745
5,990	Shoprite Holdings Ltd.	104,606
27,710	Standard Bank Group Ltd.	306,884
7,823	Tiger Brands Ltd.	239,619
2,339	Vodacom Group Ltd.	25,961

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SOUTH AFRICA (Continued)
52,771	Woolworths Holdings Ltd.	$379,426
		3,938,542

	SOUTH KOREA – 2.1%
325	Amorepacific Corp.*	264,396
1,489	Cheil Industries, Inc.	119,900
1,960	Daelim Industrial Co., Ltd.	162,879
2,190	Daewoo International Corp.	69,761
588	E-Mart Co., Ltd.	102,890
2,018	Hyundai Glovis Co., Ltd.	328,285
419	Hyundai Mobis	104,795
13,300	Kangwon Land, Inc.	407,983
2,481	Kia Motors Corp.	128,749
6,970	KT Corp.	238,276
2,567	KT&G Corp.	180,874
742	LG Chem Ltd.	176,695
306	LG Household & Health Care Ltd.	168,206
34,800	LG Uplus Corp.*	359,271
297	NHN Corp.*	79,691
41	Orion Corp.	39,324
67	POSCO	18,967
1,706	Samsung C&T Corp.	91,742
1,119	Samsung Electro-Mechanics Co., Ltd.	96,809
187	Samsung Electronics Co., Ltd.	251,957
214	Samsung Engineering Co., Ltd.	17,923
327	Samsung Fire & Marine Insurance Co., Ltd.	65,887
387	Samsung Techwin Co., Ltd.	23,009
579	SK Telecom Co., Ltd.	106,898
		3,605,167

	SPAIN – 0.5%
11,911	Banco Bilbao Vizcaya Argentaria S.A.	111,639
23,031	Banco Santander SA	164,723
628	Ebro Foods S.A.	12,285
31,267	Ence Energia y Celulosa S.A	102,137
5,166	Ferrovial S.A.	83,194
2,862	Gamesa Corp. Tecnologica S.A.	13,032
16,446	Gas Natural SDG S.A.	339,763
3,561	Iberdrola S.A.	19,262
408	Obrascon Huarte Lain S.A.	14,974
373	Tecnicas Reunidas S.A.	18,009
257	Viscofan S.A.	12,700
		891,718

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWEDEN – 0.9%
427	Axfood A.B.	$17,974
4,163	Bilia A.B. - A Shares	66,506
1,431	Castellum A.B.	21,476
13,154	Electrolux A.B.	354,252
1,146	Fabege A.B.	12,703
1,032	Hufvudstaden A.B. - A Shares	13,559
1,216	Intrum Justitia A.B.*	25,500
1,112	Investor A.B. - B Shares	31,922
768	Klovern AB	3,342
999	Kungsleden A.B.	6,439
351	L.E. Lundbergforetagen A.B. - B Shares	13,203
6,243	Loomis A.B. - Class B	120,595
1,605	Meda A.B. - A Shares	20,625
22,318	Nordea Bank A.B.	274,199
207	Saab A.B. - Class B	4,269
13,482	Sandvik A.B.	188,860
44,805	SAS A.B.*	96,049
6,177	Svenska Cellulosa A.B. - B Shares	153,496
2,987	Swedish Match A.B.	103,493
2,500	Trelleborg A.B. - B Shares	38,387
625	Wallenstam A.B. - B Shares	8,482
483	Wihlborgs Fastigheter A.B.*	7,828
		1,583,159

	SWITZERLAND – 2.3%
922	ABB Ltd.	20,173
766	Adecco S.A.	42,687
4,900	Allied World Assurance Co. Holdings A.G.	438,109
125	Allreal Holding A.G.	17,765
104	Bucher Industries A.G.	24,407
145	Forbo Holding A.G.	88,996
1,700	Foster Wheeler A.G.*	39,134
85	Georg Fischer A.G.*	39,047
243	Givaudan S.A.	313,047
222	Helvetia Holding A.G.	91,397
9,433	Logitech International S.A.	65,119
57	Mobimo Holding A.G.	12,262
6,734	Nestle S.A.	446,091
9,810	Novartis A.G.	702,710
9,085	OC Oerlikon Corp. A.G.	109,831
338	PSP Swiss Property A.G.	30,734
3,216	Roche Holding A.G.	797,364
577	Schindler Holding A.G.	83,879
39	Sika A.G.	95,959

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
1,782	Sulzer A.G.	$297,711
215	Swiss Prime Site A.G.	16,166
896	Transocean Ltd.	44,995
223	Valora Holding A.G.	43,408
		3,860,991

	TAIWAN – 1.5%
11,000	Cheng Shin Rubber Industry Co., Ltd.	32,762
127,000	Chunghwa Telecom Co., Ltd.*	403,681
95,000	Compal Electronics, Inc.	58,020
83,000	Evergreen Marine Corp. Taiwan Ltd.*	46,100
46,000	Everlight Electronics Co., Ltd.*	84,648
76,000	Far Eastern Department Stores Ltd.	71,628
143,000	Far EasTone Telecommunications Co., Ltd.	340,786
64,000	Hon Hai Precision Industry Co., Ltd.	161,909
8,000	Largan Precision Co., Ltd.	257,867
6,000	Novatek Microelectronics Corp.*	30,287
94,000	Realtek Semiconductor Corp.	236,438
34,000	RichTek Technology Corp.	166,407
75,000	Taiwan Mobile Co., Ltd.*	273,368
4,200	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	78,372
108,000	Uni-President Enterprises Corp.*	212,662
127,000	Wistron Corp.*	129,822
		2,584,757

	THAILAND – 0.7%
46,300	Advanced Info Service PCL	400,432
305,000	CP ALL PCL	433,432
31,600	PTT Global Chemical PCL	75,325
17,200	PTT PCL	184,354
6,200	Siam Commercial Bank PCL	35,455
		1,128,998

	TURKEY – 0.4%
22,867	KOC Holding AS	129,431
8,876	Turk Hava Yollari	41,134
84,392	Turk Telekomunikasyon AS	324,984
19,175	Turkcell Iletisim Hizmetleri AS*	117,999
		613,548

	UNITED KINGDOM – 5.0%
55,752	3i Group PLC	286,423
6,924	Afren PLC*	13,653
5,655	Amlin PLC	35,653
4,483	Antofagasta PLC	63,621
2,100	Aon PLC	133,707

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
19,745	ARM Holdings PLC	$289,188
11,955	Associated British Foods PLC	327,606
5,976	Babcock International Group PLC	104,803
82,334	Barclays PLC	394,391
14,707	Barratt Developments PLC*	70,952
4,907	BBA Aviation PLC	20,803
3,981	Bellway PLC	76,821
2,321	Berkeley Group Holdings PLC*	74,255
2,074	Betfair Group PLC	25,250
4,671	BHP Billiton PLC	134,315
7,757	Bodycote PLC	64,405
830	British American Tobacco PLC	45,607
2,281	British Land Co. PLC - REIT	20,990
28,083	British Sky Broadcasting Group PLC	332,040
91,401	BT Group PLC	415,925
2,468	Burberry Group PLC	53,977
16,199	Cable & Wireless Communications PLC	10,605
3,725	Cairn Energy PLC*	15,347
8,015	Capital & Counties Properties PLC	39,717
2,667	Carillion PLC	10,343
41,186	Centrica PLC	236,848
5,620	Close Brothers Group PLC	84,288
17,873	CSR PLC	148,738
4,918	Daily Mail & General Trust PLC	56,883
1,082	Derwent London PLC - REIT	39,104
22,891	Dixons Retail PLC*	14,266
2,436	Drax Group PLC	21,115
2,154	DS Smith PLC	7,840
2,436	easyJet PLC	46,418
9,017	EnQuest PLC*	17,580
10,201	Firstgroup PLC	19,367
396	Genus PLC	8,542
5,991	Go-Ahead Group PLC	140,056
3,937	Grainger PLC	9,193
4,044	Great Portland Estates PLC - REIT	33,858
2,576	Greene King PLC	29,815
1,728	Hammerson PLC - REIT	13,399
53,981	Hays PLC	76,378
3,324	Hikma Pharmaceuticals PLC	48,871
53,533	Home Retail Group PLC	126,585
53,328	HSBC Holdings PLC	585,064
2,277	IG Group Holdings PLC	19,906
8,896	Intermediate Capital Group PLC	62,738
7,595	International Personal Finance PLC	59,578

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
2,693	Intu Properties PLC - REIT	$13,806
25,950	Investec PLC	181,973
12,505	ITV PLC	24,764
803	Jardine Lloyd Thompson Group PLC	10,771
1,254	John Wood Group PLC	16,104
1,905	Land Securities Group PLC - REIT	26,871
153,873	Lloyds Banking Group PLC*	143,016
3,484	Londonmetric Property PLC - REIT	6,052
19,165	Marston's PLC	41,454
5,950	Mitchells & Butlers PLC*	34,129
3,820	Mondi PLC	50,283
4,744	Next PLC	331,757
3,034	Ophir Energy PLC*	18,102
23,387	Pace PLC	89,546
5,564	Paragon Group Cos. PLC	25,306
2,262	Pennon Group PLC	23,368
3,568	Persimmon PLC	65,613
2,697	Persimmon PLC - Class B*	3,073
14,337	Premier Farnell PLC	46,140
20,759	Premier Foods PLC*	22,715
1,755	PZ Cussons PLC*	9,986
3,569	QinetiQ Group PLC	10,032
4,921	Reckitt Benckiser Group PLC	351,893
2,664	Rentokil Initial PLC	3,636
8,879	Restaurant Group PLC	69,614
616	Rightmove PLC	19,075
2,937	Rio Tinto PLC	125,442
1,793	Rockhopper Exploration PLC*	3,562
8,131	Royal Dutch Shell PLC - A Shares	270,607
7,051	Royal Dutch Shell PLC - B Shares	243,069
739	Schroders PLC	26,382
2,925	SEGRO PLC - REIT	12,326
6,648	Senior PLC	27,537
2,432	Shaftesbury PLC - REIT*	22,666
13,776	SIG PLC	36,573
3,532	Smith & Nephew PLC	41,309
1,351	SOCO International PLC*	7,887
671	Spectris PLC	21,017
4,153	Spirent Communications PLC	8,443
5,469	Standard Life PLC	32,354
3,106	TalkTalk Telecom Group PLC	10,783
9,044	Thomas Cook Group PLC*	19,489
3,088	Travis Perkins PLC	75,053
29,520	TUI Travel PLC	159,397

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
2,798	Unilever PLC	$117,531
1,689	Vesuvius PLC	9,709
156,126	Vodafone Group PLC	452,471
5,663	WH Smith PLC*	64,739
57	Whitbread PLC	2,482
11,790	William Hill PLC	78,801
		8,475,535

	UNITED STATES – 42.4%
4,700	8x8, Inc.*	38,869
4,500	A Schulman, Inc.1	130,050
7,400	AAR Corp.	148,444
17,200	Abbott Laboratories	630,724
2,400	Abercrombie & Fitch Co. - Class A1	120,192
35,700	Activision Blizzard, Inc.	515,151
2,600	Advanced Energy Industries, Inc.*	47,840
2,900	AECOM Technology Corp.*	89,291
1,900	AFC Enterprises, Inc.*	69,274
2,900	Albany International Corp. - Class A	92,046
1,800	Alexandria Real Estate Equities, Inc. - REIT	123,300
600	Alexion Pharmaceuticals, Inc.*	58,524
3,400	Alliant Techsystems, Inc.	266,968
6,900	Allstate Corp.	332,856
8,100	Alpha Natural Resources, Inc.*1	54,108
3,400	Altra Holdings, Inc.	97,954
9,100	Altria Group, Inc.1	328,510
2,400	AMC Networks, Inc. - Class A*	153,648
300	AMERCO	51,720
11,200	American Capital Ltd.*	149,296
3,600	American Eagle Outfitters, Inc.1	71,244
6,000	American Electric Power Co., Inc.	274,920
1,600	American Financial Group, Inc.	77,696
1,900	American Greetings Corp. - Class A	34,960
3,900	American International Group, Inc.*	173,394
5,700	American States Water Co.1	302,841
1,800	American Tower Corp. - REIT	140,112
700	Ameriprise Financial, Inc.	57,064
4,300	AmerisourceBergen Corp.	232,544
7,100	Amgen, Inc.	713,763
2,500	Anadarko Petroleum Corp.	218,675
2,500	Andersons, Inc.	127,350
600	ANN, Inc.*	18,408
3,500	Annaly Capital Management, Inc. - REIT	47,530
5,700	AOL, Inc.	197,562

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,100	Apache Corp.	$90,343
1,900	Apogee Enterprises, Inc.	50,692
4,000	Apollo Group, Inc. - Class A*	79,960
1,300	Apple, Inc.	584,584
23,700	Archer-Daniels-Midland Co.	763,851
13,500	Ares Capital Corp.1	231,660
10,100	Arlington Asset Investment Corp. - Class A	275,326
6,400	Arrow Electronics, Inc.*	254,464
900	Arthur J. Gallagher & Co.	39,312
2,500	Associated Estates Realty Corp. - REIT	41,075
15,900	AT&T, Inc.	556,341
2,000	Atmos Energy Corp.	84,440
400	AvalonBay Communities, Inc. - REIT	53,064
6,800	Avery Dennison Corp.1	295,800
1,500	Avnet, Inc.*	51,240
5,700	Bank of America Corp.	77,862
12,700	Bank of New York Mellon Corp.	381,762
1,000	Banner Corp.	32,080
4,500	Belo Corp. - Class A	50,490
2,800	Berkshire Hathaway, Inc.*	319,396
7,600	Best Buy Co., Inc.1	209,380
900	BioMarin Pharmaceutical, Inc.*	56,430
400	BlackRock, Inc.1	111,680
700	Blount International, Inc.*	9,394
9,300	Boise, Inc.	74,958
1,600	BOK Financial Corp.	104,160
400	Bonanza Creek Energy, Inc.*	14,860
6,100	Booz Allen Hamilton Holding Corp.	106,384
700	Boston Properties, Inc. - REIT	74,606
62,500	Boston Scientific Corp.*1	577,500
2,600	Bravo Brio Restaurant Group, Inc.*	46,800
1,000	Bristow Group, Inc.	62,850
700	Broadridge Financial Solutions, Inc.	18,998
15,100	Brocade Communications Systems, Inc.*	81,993
900	Brown & Brown, Inc.	29,043
7,700	Brown Shoe Co., Inc.1	160,160
9,000	CA, Inc.1	245,790
5,700	California Water Service Group	112,461
23,800	Cambrex Corp.*	327,488
1,100	Capella Education Co.*	47,916
2,900	Capital Senior Living Corp.*	76,125
7,100	Cardinal Health, Inc.1	333,416
12,500	CareFusion Corp.*	459,375
700	Carlisle Cos., Inc.	45,787

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,300	CBRE Group, Inc. - Class A*	$30,134
3,400	Celgene Corp.*	420,410
7,100	Central Garden and Pet Co. - Class A*	53,889
2,300	CF Industries Holdings, Inc.	439,208
3,600	Chemtura Corp.*	82,548
2,500	Chesapeake Lodging Trust - REIT	56,375
10,100	Chevron Corp.	1,239,775
1,800	Chico's FAS, Inc.	32,508
7,800	Chimera Investment Corp. - REIT1	23,790
1,400	Chiquita Brands International, Inc.*	14,140
600	Chubb Corp.	52,260
1,600	Cimarex Energy Co.	112,224
1,100	Cinemark Holdings, Inc.	32,274
2,400	CIRCOR International, Inc.	122,640
16,800	Cisco Systems, Inc.	404,544
19,300	Citigroup, Inc.	1,003,407
900	CME Group, Inc.	61,137
1,700	CNO Financial Group, Inc.	20,978
11,600	Coca-Cola Co.1	463,884
6,400	Comcast Corp. - Class A1	256,960
1,500	Comcast Corp. - Special Class A1	58,200
7,100	Comerica, Inc.1	280,379
2,200	Community Health Systems, Inc.	105,974
500	Computer Programs & Systems, Inc.	25,040
10,200	Computer Sciences Corp.1	455,022
1,600	Compuware Corp.	17,968
2,100	CONMED Corp.	69,153
800	Contango Oil & Gas Co.	27,984
300	Cooper Cos., Inc.1	33,903
2,600	Cooper Tire & Rubber Co	67,184
900	CoreLogic, Inc.*	23,580
600	Coresite Realty Corp. - REIT	19,272
4,635	Corrections Corp. of America - REIT1	162,920
14,200	Cousins Properties, Inc. - REIT	146,544
100	Cracker Barrel Old Country Store, Inc.	8,946
300	Crane Co.	17,925
1,900	Cray, Inc.*	34,599
800	Credit Acceptance Corp.*	91,088
3,100	Crocs, Inc.*	54,684
9,500	CSG Systems International, Inc.*	205,485
1,800	CVR Energy, Inc.1	113,058
16,000	CVS Caremark Corp.	921,280
700	Cynosure, Inc. - Class A*	17,437
4,700	Dean Foods Co.*1	49,303

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,100	Deere & Co.1	$95,821
3,200	Delek U.S. Holdings, Inc.	115,296
1,000	Deluxe Corp.	37,400
1,600	DIRECTV*	97,808
4,600	Discover Financial Services	218,086
1,100	DISH Network Corp. - Class A	42,394
1,600	Dresser-Rand Group, Inc.*	96,960
500	DST Systems, Inc.	34,090
2,900	DTE Energy Co.	193,169
2,000	Duke Energy Corp.	133,860
200	DXP Enterprises, Inc.*	11,814
1,300	Dycom Industries, Inc.*	29,575
2,500	EarthLink, Inc.	14,825
5,700	Edison International	261,858
13,100	Electronic Arts, Inc.*1	301,169
19,400	Eli Lilly & Co.	1,031,304
1,100	EMCOR Group, Inc.	43,725
9,800	Emergent Biosolutions, Inc.*	139,160
2,100	Emerson Electric Co.	120,666
900	Encore Capital Group, Inc.*	32,103
4,700	Endo Health Solutions, Inc.*	170,610
1,300	EnerNOC, Inc.*	17,394
1,600	EPAM Systems, Inc.*	37,056
1,800	EPL Oil & Gas, Inc.*	54,810
300	Equity Lifestyle Properties, Inc. - REIT	23,151
1,200	Equity Residential - REIT	67,860
300	Essex Property Trust, Inc. - REIT	47,142
400	Esterline Technologies Corp.*	29,356
20,800	Exelis, Inc.	252,720
2,400	Express, Inc.*	52,320
2,100	Extra Space Storage, Inc. - REIT	87,969
19,000	Exxon Mobil Corp.	1,718,930
10,700	Fidelity National Information Services, Inc.1	480,430
3,400	First Commonwealth Financial Corp.	24,514
5,700	First Midwest Bancorp, Inc.	75,012
2,800	First Solar, Inc.*	152,264
800	Fiserv, Inc.*	69,728
400	FleetCor Technologies, Inc.*	34,832
10,300	Ford Motor Co.	161,504
13,600	Forest Oil Corp.*1	61,880
26,100	Frontier Communications Corp.1	108,054
15,600	GameStop Corp. - Class A1	517,296
1,200	Gannett Co., Inc.	25,800
400	Gardner Denver, Inc.	30,200

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
38,400	General Electric Co.1	$895,488
2,200	General Motors Co.*	74,558
17,500	Gentiva Health Services, Inc.*	186,550
9,100	Genworth Financial, Inc. - Class A*	98,371
2,400	Geo Group, Inc. - REIT	83,568
4,300	Global Cash Access Holdings, Inc.*	28,380
4,400	Goldman Sachs Group, Inc.	713,152
400	Google, Inc. - Class A*	348,164
600	Greatbatch, Inc.*	19,326
900	H.J. Heinz Co.	65,124
3,900	Hanmi Financial Corp.*	61,386
700	Hatteras Financial Corp. - REIT	18,074
400	Haynes International, Inc.	19,576
1,600	HCP, Inc. - REIT	75,808
900	Health Care REIT, Inc. - REIT	61,227
1,500	Helmerich & Payne, Inc.	92,610
3,500	Hershey Co.	311,885
6,700	Hess Corp.	451,647
2,400	hhgregg, Inc.*	37,416
7,800	HollyFrontier Corp.1	386,100
6,300	Home Depot, Inc.1	495,558
3,500	Honeywell International, Inc.	274,610
8,300	Horace Mann Educators Corp.1	201,690
1,400	Hormel Foods Corp.	55,748
900	Hospitality Properties Trust - REIT	26,262
2,600	Host Hotels & Resorts, Inc. - REIT	46,254
22,000	Hovnanian Enterprises, Inc. - Class A*1	135,080
200	Howard Hughes Corp.*	19,920
3,900	Humana, Inc.	315,042
12,200	Huntington Bancshares, Inc.1	94,550
1,000	Huntsman Corp.	19,450
3,400	IAC/InterActiveCorp	164,832
2,100	ICU Medical, Inc.*	149,919
1,700	Impax Laboratories, Inc.*	32,215
500	Informatica Corp.*	18,180
1,300	Ingram Micro, Inc. - Class A*	24,843
3,500	Ingredion, Inc.1	238,420
12,600	Inland Real Estate Corp. - REIT1	129,402
3,700	Innospec, Inc.	151,811
3,200	Insight Enterprises, Inc.*	61,600
4,900	Insperity, Inc.	147,784
4,400	Intel Corp.	106,832
2,700	International Business Machines Corp.	561,654
1,200	International Paper Co.	55,380

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,400	Invacare Corp.1	$21,700
1,000	Invesco Mortgage Capital, Inc. - REIT	18,650
6,100	ITT Educational Services, Inc.*	146,217
1,300	Jabil Circuit, Inc.	26,078
11,200	James River Coal Co.*1	29,008
8,600	Johnson & Johnson	723,948
300	Jones Lang LaSalle, Inc.	27,549
13,700	JPMorgan Chase & Co.1	747,883
4,700	Kelly Services, Inc. - Class A	83,237
53,600	KeyCorp	577,808
7,100	Kforce, Inc.	105,719
4,600	Kimberly-Clark Corp.	445,418
1,600	Kimco Realty Corp. - REIT1	35,440
7,600	KLA-Tencor Corp.	427,804
1,500	Koppers Holdings, Inc.	61,755
10,700	Krispy Kreme Doughnuts, Inc.*	185,324
1,400	Kroger Co.	47,138
1,700	Kulicke & Soffa Industries, Inc.*1	21,080
500	L-3 Communications Holdings, Inc.	42,545
2,100	Lear Corp.1	125,958
2,800	Lender Processing Services, Inc.1	92,652
6,600	Leucadia National Corp.1	207,108
600	Life Technologies Corp.*1	44,460
1,500	LifePoint Hospitals, Inc.*	74,595
900	Lincoln Electric Holdings, Inc.1	53,820
4,300	Lincoln National Corp.1	153,338
4,700	Loral Space & Communications, Inc.	283,034
900	LTC Properties, Inc. - REIT1	37,449
2,800	M&T Bank Corp.1	293,720
500	Macerich Co. - REIT	32,455
1,600	Macquarie Infrastructure Co. LLC	87,168
7,600	Macy's, Inc.1	367,384
9,900	Magnachip Semiconductor Corp.*	183,150
1,000	Manpowergroup, Inc.1	57,270
9,800	Marathon Oil Corp.	337,022
1,000	Marathon Petroleum Corp.	82,500
900	Marriott Vacations Worldwide Corp.*1	39,825
2,400	McKesson Corp.	273,264
800	Medifast, Inc.*	23,048
15,800	Medtronic, Inc.	805,958
4,900	Mentor Graphics Corp.1	93,051
27,000	Merck & Co., Inc.1	1,260,900
7,200	Meritor, Inc.*	52,128
12,500	MetLife, Inc.	552,625

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
2,700	MFA Financial, Inc. - REIT	$23,706
18,300	Microsoft Corp.	638,304
3,900	Monsanto Co.	392,496
300	Movado Group, Inc.	10,830
900	MSCI, Inc.*1	31,716
1,400	Mueller Industries, Inc.1	76,230
4,000	Multimedia Games Holding Co., Inc.*	102,360
1,500	Murphy Oil Corp.1	94,980
6,500	MYR Group, Inc.*	131,560
700	Myriad Genetics, Inc.*	22,470
700	National Health Investors, Inc. - REIT1	43,589
500	National Retail Properties, Inc. - REIT	17,935
9,000	Nelnet, Inc. - Class A1	351,540
800	Netscout Systems, Inc.*	19,480
9,900	New Mountain Finance Corp.1	150,777
1,900	New Residential Investment Corp. - REIT	12,996
1,400	New York Times Co. - Class A*	14,798
1,900	Newcastle Investment Corp. - REIT	9,614
10,300	Newfield Exploration Co.*	245,037
1,400	Newmont Mining Corp.1	47,992
17,600	News Corp. - Class A	565,136
8,900	Northrop Grumman Corp.	733,271
5,100	NV Energy, Inc.	119,544
2,900	Occidental Petroleum Corp.1	267,003
100	Ocwen Financial Corp.*	4,278
1,000	Oil States International, Inc.*	98,500
1,500	Omnicare, Inc.1	69,045
4,200	Oracle Corp.	141,792
5,600	OraSure Technologies, Inc.*1	24,528
3,500	Oshkosh Corp.*	139,370
7,200	Owens-Illinois, Inc.*	197,640
400	Packaging Corp. of America	19,600
3,800	Patterson-UTI Energy, Inc.1	79,838
40,000	PDL BioPharma, Inc.1	330,000
4,800	Peabody Energy Corp.	94,416
1,100	Pennsylvania Real Estate Investment Trust - REIT	21,879
4,400	PepsiCo, Inc.1	355,388
1,700	PetSmart, Inc.	114,750
30,700	Pfizer, Inc.1	835,961
3,100	PG&E Corp.	139,221
11,000	PharMerica Corp.*	171,710
1,500	Piedmont Office Realty Trust, Inc. - Class A - REIT1	28,485
12,600	Pilgrim's Pride Corp.*	150,696
3,400	Pioneer Energy Services Corp.*	23,732

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
700	Piper Jaffray Cos.*	$24,997
1,300	PNC Financial Services Group, Inc.	93,132
4,400	Polycom, Inc.*	49,852
1,000	Portland General Electric Co.1	30,440
1,000	Post Properties, Inc. - REIT	47,800
900	Potlatch Corp. - REIT1	40,887
600	PPG Industries, Inc.	92,166
3,500	Primerica, Inc.	123,270
4,300	Primoris Services Corp.1	91,633
15,800	Procter & Gamble Co.	1,212,808
1,700	Prologis, Inc. - REIT1	68,510
10,600	Prospect Capital Corp.1	110,134
3,400	Prudential Financial, Inc.	234,498
700	Public Storage - REIT1	106,260
1,200	Quest Diagnostics, Inc.1	74,208
800	Questar Corp.	19,448
5,200	Quicksilver Resources, Inc.*1	11,544
11,600	Ramco-Gershenson Properties Trust - REIT1	181,076
900	Raymond James Financial, Inc.1	39,573
5,900	Raytheon Co.1	393,176
4,800	Reinsurance Group of America, Inc.	316,272
2,900	Reliance Steel & Aluminum Co.	190,733
800	Retail Opportunity Investments Corp. - REIT1	11,232
21,400	Rite Aid Corp.*1	62,916
1,000	Rogers Corp.*	46,270
1,800	Rovi Corp.*	46,440
4,800	Sabra Health Care REIT, Inc. - REIT	129,840
2,600	Sanmina Corp.*	35,308
7,900	Santarus, Inc.*	175,933
1,800	Scholastic Corp.	54,432
500	SEACOR Holdings, Inc.	38,395
3,700	Select Comfort Corp.*	82,103
17,300	Select Medical Holdings Corp.	136,670
3,900	Senior Housing Properties Trust - REIT	100,815
7,100	Service Corp. International1	127,658
800	Silgan Holdings, Inc.1	37,416
1,400	Simon Property Group, Inc. - REIT	233,016
17,000	SLM Corp.1	403,580
9,300	Smith & Wesson Holding Corp.*1	84,723
2,200	Smithfield Foods, Inc.*1	72,468
2,000	Solar Capital Ltd.1	46,000
400	Solera Holdings, Inc.	21,908
1,800	Sonic Corp.*	23,634
4,800	Sonus Networks, Inc.*1	15,408

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
800	Sovran Self Storage, Inc. - REIT	$51,896
7,500	Spansion, Inc. - Class A*1	102,750
1,800	Spectra Energy Corp.	55,026
5,000	Spirit Aerosystems Holdings, Inc. - Class A*	108,050
8,500	Sprint Nextel Corp.*	62,050
2,600	SPX Corp.1	205,192
2,200	St. Jude Medical, Inc.1	95,106
5,400	STAG Industrial, Inc. - REIT	118,800
4,900	Standard Motor Products, Inc.	165,620
1,000	Starwood Property Trust, Inc. - REIT	25,370
6,500	Starz - Class A*	150,020
900	State Street Corp.1	59,562
7,400	STEC, Inc.*1	26,196
1,200	Steel Dynamics, Inc.	18,408
2,000	Steelcase, Inc. - Class A	27,680
2,400	Stewart Information Services Corp.	66,456
3,200	Stone Energy Corp.*	72,032
4,500	Stryker Corp.1	298,755
4,200	Summit Hotel Properties, Inc. - REIT	41,454
2,700	SunCoke Energy, Inc.*	41,850
6,500	Symantec Corp.*1	145,535
9,600	Symetra Financial Corp.	134,016
300	Syntel, Inc.	19,173
1,900	Taubman Centers, Inc. - REIT	153,102
300	Tech Data Corp.*	15,036
600	Techne Corp.	39,906
1,100	Telephone & Data Systems, Inc.	25,575
12,600	Tellabs, Inc.1	26,082
4,900	Tesoro Corp.	302,085
8,900	TETRA Technologies, Inc.*	92,649
3,200	TIBCO Software, Inc.*	68,256
3,800	Time Warner Cable, Inc.	362,938
3,800	Time Warner, Inc.	221,806
2,500	Timken Co.	141,900
8,000	Travelers Cos., Inc.1	669,760
2,100	Travelzoo, Inc.*1	60,354
2,700	TrueBlue, Inc.*	63,558
1,500	Tupperware Brands Corp.	121,470
4,300	Tutor Perini Corp.*	79,636
31,200	Tyson Foods, Inc. - Class A1	780,000
900	UGI Corp.1	34,371
200	UniFirst Corp.	18,980
2,400	Unisys Corp.*	49,560
14,000	United Online, Inc.	95,340

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,100	United Therapeutics Corp.*	$73,117
7,300	UnitedHealth Group, Inc.	457,199
2,500	Universal Health Services, Inc. - Class B1	172,850
13,000	Unum Group	370,240
4,300	USANA Health Sciences, Inc.*	301,387
20,800	Vaalco Energy, Inc.*	127,296
7,400	Valero Energy Corp.1	300,662
100	Valmont Industries, Inc.	15,233
1,100	Ventas, Inc. - REIT1	78,507
9,300	Verizon Communications, Inc.	450,864
3,600	Viacom, Inc. - Class B	237,204
5,000	Viad Corp.1	123,300
1,500	ViewPoint Financial Group, Inc.	28,395
100	Virtus Investment Partners, Inc.*	23,186
1,800	Visa, Inc. - Class A	320,652
20,000	Vonage Holdings Corp.*1	54,800
600	Vornado Realty Trust - REIT	47,970
9,900	Wal-Mart Stores, Inc.1	740,916
5,000	Walgreen Co.	238,800
3,500	Walt Disney Co.	220,780
1,300	Waste Management, Inc.1	54,509
1,400	Webster Financial Corp.	32,690
29,100	Wells Fargo & Co.	1,180,005
9,400	Western Digital Corp.1	595,208
3,600	Western Refining, Inc.	120,132
300	Westlake Chemical Corp.	28,020
2,000	Weyerhaeuser Co. - REIT	59,640
1,201	WhiteWave Foods Co. - Class A*1	20,939
1,710	WhiteWave Foods Co. - Class B*1	28,281
600	Worthington Industries, Inc.	20,628
32,200	Xerox Corp.1	283,038
16,400	Yahoo!, Inc.*	431,320
		71,567,585

	TOTAL COMMON STOCK (Cost $148,856,817)	152,234,385

Number of Contracts		Value

	OPTIONS – 0.6%
	CALL OPTIONS – 0.0%
	S&P 500 Index
82	Exercise Price: $1,725, Expiration Date: June 3, 2013	—
81	Exercise Price: $1,760, Expiration Date: June 22, 2013	1,215
	S&P 500 Index - FLEX

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Contracts		Value

	OPTIONS (Continued)
	CALL OPTIONS (Continued)
82	Exercise Price: $1,738, Expiration Date: June 5, 2013	$—
81	Exercise Price: $1,750, Expiration Date: June 10, 2013	5
81	Exercise Price: $1,770, Expiration Date: June 12, 2013	4
80	Exercise Price: $1,785, Expiration Date: June 17, 2013	63
79	Exercise Price: $1,795, Expiration Date: June 19, 2013	32
80	Exercise Price: $1,777, Expiration Date: June 24, 2013	156
81	Exercise Price: $1,765, Expiration Date: June 26, 2013	497
	S&P 500 Index - Quarterly
80	Exercise Price: $1,770, Expiration Date: June 28, 2013	1,600
	S&P 500 Index - Weekly
81	Exercise Price: $1,730, Expiration Date: June 7, 2013	810
80	Exercise Price: $1,770, Expiration Date: June 14, 2013	4,800
		9,182

	PUT OPTIONS – 0.6%
	iShares MSCI EAFE Index Fund
1,218	Exercise Price: $54, Expiration Date: June 22, 2013	9,744
2,445	Exercise Price: $53, Expiration Date: July 20, 2013	68,460
	iShares MSCI EAFE Index Fund - FLEX
1,116	Exercise Price: $59, Expiration Date: June 7, 2013	20,674
1,597	Exercise Price: $57, Expiration Date: June 14, 2013	31,492
833	Exercise Price: $53, Expiration Date: June 28, 2013	15,828
1,117	Exercise Price: $55, Expiration Date: July 3, 2013	40,574
1,585	Exercise Price: $55, Expiration Date: July 10, 2013	60,720
1,767	Exercise Price: $52, Expiration Date: July 25, 2013	54,382
	iShares MSCI Emerging Markets Index
1,063	Exercise Price: $40, Expiration Date: June 7, 2013	14,882
1,513	Exercise Price: $39, Expiration Date: June 14, 2013	15,130
1,161	Exercise Price: $37, Expiration Date: June 22, 2013	12,771
2,359	Exercise Price: $37, Expiration Date: July 20, 2013	63,693
	iShares MSCI Emerging Markets Index - FLEX
801	Exercise Price: $37, Expiration Date: June 28, 2013	15,523
1,064	Exercise Price: $38, Expiration Date: July 3, 2013	34,833
1,566	Exercise Price: $37, Expiration Date: July 10, 2013	44,595
1,744	Exercise Price: $36, Expiration Date: July 25, 2013	43,870
	iShares Russell 2000 Index Fund
366	Exercise Price: $87, Expiration Date: June 7, 2013	732
504	Exercise Price: $89, Expiration Date: June 14, 2013	3,528
397	Exercise Price: $81, Expiration Date: June 22, 2013	1,191
279	Exercise Price: $81, Expiration Date: June 28, 2013	1,116
770	Exercise Price: $85, Expiration Date: July 20, 2013	26,180
	iShares Russell 2000 Index Fund - FLEX
366	Exercise Price: $84, Expiration Date: July 3, 2013	4,153
514	Exercise Price: $85, Expiration Date: July 10, 2013	11,338

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Contracts		Value

	OPTIONS (Continued)
	PUT OPTIONS (Continued)
559	Exercise Price: $85, Expiration Date: July 25, 2013	$22,023
	S&P 500 Index
82	Exercise Price: $1,465, Expiration Date: June 3, 2013	—
54	Exercise Price: $1,425, Expiration Date: June 22, 2013	4,320
81	Exercise Price: $1,490, Expiration Date: June 22, 2013	16,605
106	Exercise Price: $1,480, Expiration Date: July 20, 2013	60,420
	S&P 500 Index - FLEX
82	Exercise Price: $1,485, Expiration Date: June 5, 2013	46
81	Exercise Price: $1,490, Expiration Date: June 10, 2013	3,267
81	Exercise Price: $1,500, Expiration Date: June 12, 2013	5,300
80	Exercise Price: $1,520, Expiration Date: June 17, 2013	13,235
79	Exercise Price: $1,525, Expiration Date: June 19, 2013	19,416
81	Exercise Price: $1,480, Expiration Date: June 26, 2013	16,294
50	Exercise Price: $1,450, Expiration Date: July 3, 2013	10,346
67	Exercise Price: $1,490, Expiration Date: July 10, 2013	30,806
76	Exercise Price: $1,475, Expiration Date: July 25, 2013	48,798
	S&P 500 Index - Quarterly
37	Exercise Price: $1,425, Expiration Date: June 28, 2013	3,700
80	Exercise Price: $1,500, Expiration Date: June 28, 2013	32,000
	S&P 500 Index - Quarterly - FLEX
80	Exercise Price: $1,517, Expiration Date: June 24, 2013	24,140
	S&P 500 Index - Weekly
50	Exercise Price: $1,525, Expiration Date: June 7, 2013	3,000
81	Exercise Price: $1,460, Expiration Date: June 7, 2013	810
80	Exercise Price: $1,510, Expiration Date: June 14, 2013	11,200
69	Exercise Price: $1,540, Expiration Date: June 14, 2013	17,940
		939,075

	TOTAL OPTION (Cost $959,892)	948,257

Number of Shares		Value

	PREFERRED STOCK – 0.4%
	BRAZIL – 0.1%
9,400	Braskem S.A. - Class A*	73,337
35,400	Eletropaulo Metropolitana S.A.	125,449
		198,786

	GERMANY – 0.3%
506	Fuchs Petrolub A.G.	43,293
1,787	Henkel A.G. & Co. KGaA	171,967
89	Jungheinrich A.G.	4,160

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCK (Continued)
	GERMANY (Continued)
3,483	Porsche Automobil Holding SE	$287,257
		506,677

	TOTAL PREFERRED STOCK (Cost $698,459)	705,463

	RIGHTS – 0.0%
40	Hopewell Holdings Ltd.*	—
	TOTAL RIGHTS (Cost $—)	—

	SHORT-TERM INVESTMENTS – 8.3%
14,014,958	JPMorgan Prime Money Market Fund - Agency Shares, 0.01%1 2	14,014,958
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,014,958)	14,014,958

	TOTAL INVESTMENTS – 99.5% (Cost $164,530,126)	167,903,063
	Other assets less liabilities – 0.5%	812,990

	TOTAL NET ASSETS – 100.0%	$168,716,053

Number of Contracts		Value

	SHORT SECURITIES – (0.9)%
	OPTIONS – (0.9)%
	CALL OPTIONS – (0.5)%
	iShares MSCI EAFE Index Fund
(2,701)	Exercise Price: $65, Expiration Date: July 20, 2013	(21,608)
(1,493)	Exercise Price: $65, Expiration Date: August 17, 2013	(19,409)
	iShares MSCI Emerging Markets Index
(747)	Exercise Price: $44, Expiration Date: June 22, 2013	(5,976)
(748)	Exercise Price: $45, Expiration Date: July 20, 2013	(8,228)
(715)	Exercise Price: $45, Expiration Date: August 17, 2013	(17,875)
	iShares Russell 2000 Index Fund
(375)	Exercise Price: $99, Expiration Date: June 28, 2013	(61,125)
(400)	Exercise Price: $103, Expiration Date: June 28, 2013	(11,600)
(251)	Exercise Price: $100, Expiration Date: June 28, 2013	(29,618)
(425)	Exercise Price: $100, Expiration Date: July 20, 2013	(61,625)
(250)	Exercise Price: $101, Expiration Date: July 20, 2013	(26,750)
(502)	Exercise Price: $102, Expiration Date: July 20, 2013	(44,678)
(250)	Exercise Price: $103, Expiration Date: July 20, 2013	(13,750)
	S&P 500 Index
(82)	Exercise Price: $1,645, Expiration Date: June 3, 2013	(10,812)
(81)	Exercise Price: $1,680, Expiration Date: June 22, 2013	(25,920)

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Contracts		Value

	SHORT SECURITIES (Continued)
	OPTIONS (Continued)
	CALL OPTIONS (Continued)
(34)	Exercise Price: $1,650, Expiration Date: July 20, 2013	$(76,840)
(34)	Exercise Price: $1,670, Expiration Date: July 20, 2013	(48,280)
(36)	Exercise Price: $1,705, Expiration Date: July 20, 2013	(18,000)
(35)	Exercise Price: $1,715, Expiration Date: July 20, 2013	(12,775)
(69)	Exercise Price: $1,710, Expiration Date: August 17, 2013	(67,620)
(35)	Exercise Price: $1,720, Expiration Date: August 17, 2013	(27,300)
	S&P 500 Index - FLEX
(82)	Exercise Price: $1,658, Expiration Date: June 5, 2013	(8,991)
(81)	Exercise Price: $1,670, Expiration Date: June 10, 2013	(11,579)
(81)	Exercise Price: $1,690, Expiration Date: June 12, 2013	(3,377)
(80)	Exercise Price: $1,705, Expiration Date: June 17, 2013	(3,702)
(79)	Exercise Price: $1,715, Expiration Date: June 19, 2013	(3,266)
(80)	Exercise Price: $1,697, Expiration Date: June 24, 2013	(14,473)
(81)	Exercise Price: $1,685, Expiration Date: June 26, 2013	(31,366)
	S&P 500 Index - Quarterly
(35)	Exercise Price: $1,660, Expiration Date: June 28, 2013	(56,350)
(34)	Exercise Price: $1,685, Expiration Date: June 28, 2013	(15,300)
(80)	Exercise Price: $1,690, Expiration Date: June 28, 2013	(29,600)
	S&P 500 Index - Weekly
(81)	Exercise Price: $1,650, Expiration Date: June 7, 2013	(41,310)
(80)	Exercise Price: $1,690, Expiration Date: June 14, 2013	(8,000)
		(837,103)

	PUT OPTIONS – (0.4)%
	S&P 500 Index
(82)	Exercise Price: $1,545, Expiration Date: June 3, 2013	(8)
(81)	Exercise Price: $1,570, Expiration Date: June 22, 2013	(58,320)
	S&P 500 Index - FLEX
(82)	Exercise Price: $1,565, Expiration Date: June 5, 2013	(2,500)
(81)	Exercise Price: $1,570, Expiration Date: June 10, 2013	(21,815)
(81)	Exercise Price: $1,580, Expiration Date: June 12, 2013	(37,604)
(80)	Exercise Price: $1,600, Expiration Date: June 17, 2013	(87,347)
(79)	Exercise Price: $1,605, Expiration Date: June 19, 2013	(99,420)
(80)	Exercise Price: $1,597, Expiration Date: June 24, 2013	(102,313)
(81)	Exercise Price: $1,560, Expiration Date: June 26, 2013	(58,930)
	S&P 500 Index - Quarterly
(80)	Exercise Price: $1,580, Expiration Date: June 28, 2013	(96,000)
	S&P 500 Index - Weekly
(81)	Exercise Price: $1,540, Expiration Date: June 7, 2013	(6,885)

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Contracts		Value

	SHORT SECURITIES (Continued)
	OPTIONS (Continued)
	PUT OPTIONS (Continued)
(80)	Exercise Price: $1,590, Expiration Date: June 14, 2013	$(62,400)
		(633,542)

	TOTAL OPTION (Proceeds $1,972,762)	(1,470,645)

	TOTAL SHORT SECURITIES (Proceeds $1,972,762)	$(1,470,645)

*	Non-income producing security.
1	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $34,342,245.
2	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments
May 31, 2013 (Unaudited)

1.	Organization

Aspiriant Risk-Managed Global Equity Fund (the “Fund”) is a series of Aspiriant Global Equity Trust (the “Trust”) organized on November 22, 2011, as a statutory trust under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund also will invest in securities that provide exposure to equity securities.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Valuations of Investments

Securities are valued at market value as of the close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

The values of securities held by the Fund are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2013 (Unaudited)

in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c)	Short Sales
A short sale typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

(d)	Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2013 (Unaudited)

The Fund had the following futures contracts open at May 31, 2013:

Number of Contracts Long (Short)	Description	Expiration Date	Unrealized Appreciation (Depreciation)
4	SPI 200	June 2013	$(18,547)
3	S&P/TSX 60 Index	June 2013	3,043
58	Euro STOXX 50 Index	June 2013	24,515
1	Hang Seng Index	June 2013	(1,192)
10	TOPIX Index	June 2013	(96,687)
1	MSCI SING Index ETS	June 2013	(2,029)
217	MSCI Emerging Markets Mini Index	June 2013	(230,553)
41	E-Mini S&P 500 Index	June 2013	(5,095)
			$(326,545)

3.	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
May 31, 2013 (Unaudited)

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Funds’ assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$-	$3,185,154	$-	$3,185,154
Austria	-	155,439	-	155,439
Belgium	-	779,034	-	779,034
Bermuda	3,824,866	471,135	-	4,296,001
Brazil	3,835,773	-	-	3,835,773
Canada	4,787,921	3,704	-	4,791,625
Cayman Islands	385,488	480,112	-	865,600
Chile	1,720,805	-	-	1,720,805
China	-	790,008	-	790,008
Curacao	96,740	-	-	96,740
Denmark	-	316,810	-	316,810
Finland	-	519,206	-	519,206
France	-	3,069,682	-	3,069,682
Germany	-	2,956,376	-	2,956,376
Hong Kong	-	1,184,243	-	1,184,243
India	129,395	-	-	129,395
Indonesia	-	1,327,170	-	1,327,170
Ireland	1,554,257	26,936	-	1,581,193
Israel	-	70,891	-	70,891
Italy	-	1,036,937	-	1,036,937
Japan	-	9,222,044	-	9,222,044
Jersey	-	413,364	-	413,364
Luxembourg	-	9,524	-	9,524
Malaysia	-	4,348,121	-	4,348,121
Malta	-	37,927	-	37,927
Mexico	1,332,301	-	-	1,332,301
Netherlands	1,105,090	1,574,163	-	2,679,253
New Zealand	-	83,222	-	83,222
Norway	-	192,608	-	192,608
Panama	49,650	-	-	49,650
Poland	-	570,443	-	570,443
Puerto Rico	168,000	-	-	168,000
Russian Federation	461,100	298,805	-	759,905
Singapore	597,900	812,041	-	1,409,941
South Africa	166,768	3,771,774	-	3,938,542
South Korea	-	3,605,167	-	3,605,167
Spain	-	891,718	-	891,718
Sweden	-	1,583,159	-	1,583,159
Switzerland	477,243	3,383,748	-	3,860,991
Taiwan	78,372	2,506,385	-	2,584,757
Thailand	-	1,128,998	-	1,128,998
Turkey	-	613,548	-	613,548
United Kingdom	136,780	8,338,755	-	8,475,535
United States	71,567,585	-	-	71,567,585
Purchased Call Options	8,425	757	-	9,182
Purchased Put Options	367,422	571,653	-	939,075
Preferred Stock
Brazil	198,786	-	-	198,786
Germany	-	506,677	-	506,677
Rights	-	-	-	-
Short-Term Investments	-	14,014,958	-	14,014,958
Total Assets	$93,050,667	$74,852,396	$-	$167,903,063

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Concluded
May 31, 2013 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(749,537)	$(87,566)	$-	$(837,103)
Written Put Options	(223,605)	(409,937)	-	(633,542)
Total Liabilities	$(973,142)	$(497,503)	$-	$(1,470,645)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(326,545)	$-	$-	$(326,545)

As of May 31, 2013, the Fund did not hold any Level 3 securities.  Transfers into and out of all Levels are represented by their balances as of the end of the reporting period.  For the period ended May 31, 2013, there were no transfers among Levels.

4.	Federal Income Taxes

At May 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$164,534,605

Gross unrealized appreciation	$7,553,024
Gross unrealized depreciation	(4,184,566)

Net unrealized appreciation on investments	$3,368,458

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures.

a.)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b.)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Global Equity Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, Trustee and President

Date	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, Trustee and President

Date	July 30, 2013

By	/s/ Hilarie C. Green
Title	Hilarie C. Green, Treasurer and Principal Financial Officer

Date	July 30, 2013